Discontinued operations (Details) - CAD ($) $ in Millions		3 Months Ended
	Jun. 01, 2020	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Proceeds from sale of operations	$ 1,040	$ 933
Gain recognised on disposal of assets or disposal groups constituting discontinued operation		$ 211